Stock-Based Compensation - Schedule of Options Outstanding (Details) number in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Stock-Based Compensation [Abstract]
Outstanding, beginning balance (in shares)	16	20
Forfeited (in shares)	0	0
Exercised (in shares)	(5)	(4)
Outstanding, ending balance (in shares)	11	16
Exercisable (in shares)	6	9
Outstanding, beginning balance (in dollars per share)	$ 22.73	$ 22.42
Forfeited (in dollars per share)	0	24.27
Exercised (in dollars per share)	21.56	21.02
Outstanding, ending balance (in dollars per share)	23.35	22.73
Exercisable (in dollars per share)	$ 22.66	$ 21.99